Expense Example, No Redemption	Dec. 31, 2025 USD ($)
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 645
Expense Example, No Redemption, 3 Years	1,487
Expense Example, No Redemption, 5 Years	2,341
Expense Example, No Redemption, 10 Years	4,534
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	202
Expense Example, No Redemption, 3 Years	1,232
Expense Example, No Redemption, 5 Years	2,262
Expense Example, No Redemption, 10 Years	4,690
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	941
Expense Example, No Redemption, 5 Years	1,799
Expense Example, No Redemption, 10 Years	4,018
Calvert Emerging Markets Focused Growth Fund | Calvert Emerging Markets Focused Growth Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	941
Expense Example, No Redemption, 5 Years	1,799
Expense Example, No Redemption, 10 Years	4,018
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	412
Expense Example, No Redemption, 3 Years	599
Expense Example, No Redemption, 5 Years	801
Expense Example, No Redemption, 10 Years	1,385
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	516
Expense Example, No Redemption, 5 Years	891
Expense Example, No Redemption, 10 Years	1,743
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	64
Expense Example, No Redemption, 3 Years	204
Expense Example, No Redemption, 5 Years	356
Expense Example, No Redemption, 10 Years	797
Calvert Flexible Bond Fund - Classes A,C,I & R6 | Calvert Flexible Bond Fund | Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	54
Expense Example, No Redemption, 3 Years	172
Expense Example, No Redemption, 5 Years	301
Expense Example, No Redemption, 10 Years	676
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	399
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	793
Expense Example, No Redemption, 10 Years	1,383
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	506
Expense Example, No Redemption, 5 Years	883
Expense Example, No Redemption, 10 Years	1,742
Calvert Responsible Municipal Income Fund - Classes A, C and I | Calvert Responsible Municipal Income Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	193
Expense Example, No Redemption, 5 Years	347
Expense Example, No Redemption, 10 Years	796
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	635
Expense Example, No Redemption, 3 Years	868
Expense Example, No Redemption, 5 Years	1,120
Expense Example, No Redemption, 10 Years	1,857
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	192
Expense Example, No Redemption, 3 Years	594
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,034
Eaton Vance Calvert Small/Mid-Cap Fund - Classes A, C and I | Calvert Small/Mid-Cap Fund | Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	284
Expense Example, No Redemption, 5 Years	493
Expense Example, No Redemption, 10 Years	$ 1,116